Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 03, 2014
Document And Entity Information
Entity Registrant Name	Phoenix Medical Software, inc.
Entity Central Index Key	0001393371
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 9,667,750
Entity Common Stock, Shares Outstanding		9,667,750
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013